Pension and Post-Retirement and Post-Employment Benefits - Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension Benefit Regulatory Asset [Member] | Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	CAD 14	CAD (27)
Amortization of actuarial losses	(15)	(14)
Total actuarial gains and losses and prior service costs	(1)	(41)
Post Retirement and Employment Benefits Regulatory Assets [Member] | Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	35	(181)
Amortization of actuarial losses	(96)	(119)
Prior service cost amortization		(2)
Total actuarial gains and losses and prior service costs	CAD (61)	CAD (302)